Taxation - Disclosure of Potential Future Tax Deductions (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of deferred tax not recognised, deductible temporary differences	R 13,820	R 14,618
Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	41,184	43,395
Deductible temporary differences for which no deferred tax asset is recognised	37,667	40,330
Tax losses carried forward utilisable against mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	5,746	7,356
Deductible temporary differences for which no deferred tax asset is recognised	4,832	5,156
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	570	570
Deductible temporary differences for which no deferred tax asset is recognised	570	570
Hidden Valley | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	13,506	18,847
Avgold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	24,161	21,483
Randfontein | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	1,268	2,261
Moab Khotsong | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	R 185	R 625